Oct. 05, 2018
NUVEEN MUTUAL FUNDS
SUPPLEMENT DATED OCTOBER 5, 2018
TO PROSPECTUSES AND SUMMARY PROSPECTUSES

Nuveen Investment Trust

Prospectuses dated October 31, 2017

Prospectus dated December 29, 2017

All references to Class T shares in each prospectus and summary prospectus are hereby deleted.